Vessel Charters - Additional Information (Detail) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Feb. 29, 2016	Sep. 30, 2016 USD ($) Vessel	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) Vessel	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Vessel
Capital Leases and Operating and Direct Finance Leases [Line Items]
Sale leaseback arrangement period, lessee	10 years
Number of vessels		9		9		11
Loss on sale of vessels | $		$ 0	$ 0	$ (27,439)	$ 0
Awilco LNG Carriers [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of vessels						2
Suezmax Tankers [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of capital leased assets		2		2
Liquefied Natural Gas [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of capital leased assets		2		2
Teekay Tangguh Joint Venture [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Partnership owns percentage in joint venture				69.00%
Tax indemnification | $		$ 7,600		$ 7,600		$ 8,000